Expenses by Nature - Summary of Expenses by Cost of Sales (Parenthetical) (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of expenses by nature cost of sales [abstract]
Depreciation and amortization expenses related to financial services	₺ 12,053	₺ 6,343	₺ 1,677